FVM - Financial instruments not measured at fair value - Liabilities (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Carrying amount
Amounts due to banks	$ 13,101,000,000	$ 11,050,000,000
Payables from securities financing transactions	5,533,000,000	6,321,000,000
Cash collateral payables on derivative instruments	31,798,000,000	37,312,000,000
Customer deposits	542,007,000,000	524,605,000,000
Debt issued measured at amortized cost	139,155,000,000	139,232,000,000
Other financial liabilities measured at amortized cost	9,001,000,000	9,729,000,000
Fair Value
Financial liabilities measured at fair value	300,916,000,000	325,069,000,000
Level 1
Fair Value
Financial liabilities measured at fair value	25,922,000,000	27,635,000,000
Level 2
Fair Value
Financial liabilities measured at fair value	257,637,000,000	282,222,000,000
Level 3
Fair Value
Financial liabilities measured at fair value	17,357,000,000	15,212,000,000
Not measured at fair value
Carrying amount
Amounts due to banks	13,100,000,000	11,000,000,000.0
Payables from securities financing transactions	5,500,000,000	6,300,000,000
Cash collateral payables on derivative instruments	31,800,000,000	37,300,000,000
Customer deposits	542,000,000,000.0	524,600,000,000
Debt issued measured at amortized cost	139,200,000,000	139,200,000,000
Other financial liabilities measured at amortized cost	5,400,000,000	5,800,000,000
Not measured at fair value | Amount due to banks
Fair Value
Financial liabilities measured at fair value	13,100,000,000	11,000,000,000.0
Financial liabilities not measured at fair value expected to be recovered or settled after 12 months	1,000,000,000	0
Not measured at fair value | Amount due to banks | Carrying amount approximates fair value
Fair Value
Financial liabilities measured at fair value	9,100,000,000	8,500,000,000
Not measured at fair value | Amount due to banks | Level 1
Fair Value
Financial liabilities measured at fair value	0.0	0.0
Not measured at fair value | Amount due to banks | Level 2
Fair Value
Financial liabilities measured at fair value	4,000,000,000.0	2,600,000,000
Not measured at fair value | Amount due to banks | Level 3
Fair Value
Financial liabilities measured at fair value	0.0	0.0
Not measured at fair value | Payables from securities financing transactions
Fair Value
Financial liabilities measured at fair value	5,500,000,000	6,300,000,000
Not measured at fair value | Payables from securities financing transactions | Carrying amount approximates fair value
Fair Value
Financial liabilities measured at fair value	4,100,000,000	6,000,000,000.0
Not measured at fair value | Payables from securities financing transactions | Level 1
Fair Value
Financial liabilities measured at fair value	0.0	0.0
Not measured at fair value | Payables from securities financing transactions | Level 2
Fair Value
Financial liabilities measured at fair value	1,500,000,000	300,000,000
Not measured at fair value | Payables from securities financing transactions | Level 3
Fair Value
Financial liabilities measured at fair value	0.0	0.0
Not measured at fair value | Cash collateral payables on derivative instruments
Fair Value
Financial liabilities measured at fair value	31,800,000,000	37,300,000,000
Not measured at fair value | Cash collateral payables on derivative instruments | Carrying amount approximates fair value
Fair Value
Financial liabilities measured at fair value	31,800,000,000	37,300,000,000
Not measured at fair value | Cash collateral payables on derivative instruments | Level 1
Fair Value
Financial liabilities measured at fair value	0.0	0.0
Not measured at fair value | Cash collateral payables on derivative instruments | Level 2
Fair Value
Financial liabilities measured at fair value	0.0	0.0
Not measured at fair value | Cash collateral payables on derivative instruments | Level 3
Fair Value
Financial liabilities measured at fair value	0.0	0.0
Not measured at fair value | Customer deposits
Fair Value
Financial liabilities measured at fair value	542,000,000,000.0	524,700,000,000
Financial liabilities not measured at fair value expected to be recovered or settled after 12 months	3,000,000,000	2,000,000,000
Not measured at fair value | Customer deposits | Carrying amount approximates fair value
Fair Value
Financial liabilities measured at fair value	535,400,000,000	519,400,000,000
Not measured at fair value | Customer deposits | Level 1
Fair Value
Financial liabilities measured at fair value	0.0	0.0
Not measured at fair value | Customer deposits | Level 2
Fair Value
Financial liabilities measured at fair value	6,600,000,000	5,300,000,000
Not measured at fair value | Customer deposits | Level 3
Fair Value
Financial liabilities measured at fair value	0.0	0.0
Not measured at fair value | Debt issued measured at amortized cost
Fair Value
Financial liabilities measured at fair value	141,100,000,000	141,900,000,000
Financial liabilities not measured at fair value expected to be recovered or settled after 12 months	84,000,000,000	82,000,000,000
Not measured at fair value | Debt issued measured at amortized cost | Carrying amount approximates fair value
Fair Value
Financial liabilities measured at fair value	15,800,000,000	16,400,000,000
Not measured at fair value | Debt issued measured at amortized cost | Level 1
Fair Value
Financial liabilities measured at fair value	0.0	0.0
Not measured at fair value | Debt issued measured at amortized cost | Level 2
Fair Value
Financial liabilities measured at fair value	125,300,000,000	125,500,000,000
Not measured at fair value | Debt issued measured at amortized cost | Level 3
Fair Value
Financial liabilities measured at fair value	0.0	0.0
Not measured at fair value | Other financial liabilities measured at amortized cost
Fair Value
Financial liabilities measured at fair value	5,400,000,000	5,800,000,000
Financial liabilities not measured at fair value expected to be recovered or settled after 12 months	3,000,000,000	3,000,000,000
Not measured at fair value | Other financial liabilities measured at amortized cost | Carrying amount approximates fair value
Fair Value
Financial liabilities measured at fair value	5,400,000,000	5,700,000,000
Not measured at fair value | Other financial liabilities measured at amortized cost | Level 1
Fair Value
Financial liabilities measured at fair value	0.0	0.0
Not measured at fair value | Other financial liabilities measured at amortized cost | Level 2
Fair Value
Financial liabilities measured at fair value	0.0	0.0
Not measured at fair value | Other financial liabilities measured at amortized cost | Level 3
Fair Value
Financial liabilities measured at fair value	0.0	100,000,000
UBS AG
Carrying amount
Amounts due to banks	13,101,000,000	11,050,000,000
Payables from securities financing transactions	5,533,000,000	6,321,000,000
Cash collateral payables on derivative instruments	31,801,000,000	37,313,000,000
Customer deposits	544,834,000,000	527,929,000,000
Funding from UBS Group AG	57,295,000,000	53,979,000,000
Debt issued measured at amortized cost	82,432,000,000	85,351,000,000
Other financial liabilities measured at amortized cost	9,765,000,000	10,421,000,000
Fair Value
Financial liabilities measured at fair value	300,916,000,000	325,080,000,000
UBS AG | Level 1
Fair Value
Financial liabilities measured at fair value	25,922,000,000	27,635,000,000
UBS AG | Level 2
Fair Value
Financial liabilities measured at fair value	257,637,000,000	282,233,000,000
UBS AG | Level 3
Fair Value
Financial liabilities measured at fair value	17,357,000,000	15,212,000,000
UBS AG | Not measured at fair value
Carrying amount
Amounts due to banks	13,100,000,000	11,000,000,000.0
Payables from securities financing transactions	5,500,000,000	6,300,000,000
Cash collateral payables on derivative instruments	31,800,000,000	37,300,000,000
Customer deposits	544,800,000,000	527,900,000,000
Funding from UBS Group AG	57,300,000,000	54,000,000,000.0
Debt issued measured at amortized cost	82,400,000,000	85,400,000,000
Other financial liabilities measured at amortized cost	6,300,000,000	6,600,000,000
UBS AG | Not measured at fair value | Amount due to banks
Fair Value
Financial liabilities measured at fair value	13,100,000,000	11,100,000,000
Financial liabilities not measured at fair value expected to be recovered or settled after 12 months	1,000,000,000	0
UBS AG | Not measured at fair value | Amount due to banks | Carrying amount approximates fair value
Fair Value
Financial liabilities measured at fair value	9,100,000,000	8,500,000,000
UBS AG | Not measured at fair value | Amount due to banks | Level 1
Fair Value
Financial liabilities measured at fair value	0.0	0.0
UBS AG | Not measured at fair value | Amount due to banks | Level 2
Fair Value
Financial liabilities measured at fair value	4,000,000,000.0	2,600,000,000
UBS AG | Not measured at fair value | Amount due to banks | Level 3
Fair Value
Financial liabilities measured at fair value	0.0	0.0
UBS AG | Not measured at fair value | Payables from securities financing transactions
Fair Value
Financial liabilities measured at fair value	5,500,000,000	6,300,000,000
UBS AG | Not measured at fair value | Payables from securities financing transactions | Carrying amount approximates fair value
Fair Value
Financial liabilities measured at fair value	4,100,000,000	6,000,000,000.0
UBS AG | Not measured at fair value | Payables from securities financing transactions | Level 1
Fair Value
Financial liabilities measured at fair value	0.0	0.0
UBS AG | Not measured at fair value | Payables from securities financing transactions | Level 2
Fair Value
Financial liabilities measured at fair value	1,500,000,000	200,000,000
UBS AG | Not measured at fair value | Payables from securities financing transactions | Level 3
Fair Value
Financial liabilities measured at fair value	0.0	0.0
UBS AG | Not measured at fair value | Cash collateral payables on derivative instruments
Fair Value
Financial liabilities measured at fair value	31,800,000,000	37,300,000,000
UBS AG | Not measured at fair value | Cash collateral payables on derivative instruments | Carrying amount approximates fair value
Fair Value
Financial liabilities measured at fair value	31,800,000,000	37,300,000,000
UBS AG | Not measured at fair value | Cash collateral payables on derivative instruments | Level 1
Fair Value
Financial liabilities measured at fair value	0.0	0.0
UBS AG | Not measured at fair value | Cash collateral payables on derivative instruments | Level 2
Fair Value
Financial liabilities measured at fair value	0.0	0.0
UBS AG | Not measured at fair value | Cash collateral payables on derivative instruments | Level 3
Fair Value
Financial liabilities measured at fair value	0.0	0.0
UBS AG | Not measured at fair value | Customer deposits
Fair Value
Financial liabilities measured at fair value	544,800,000,000	528,000,000,000.0
Financial liabilities not measured at fair value expected to be recovered or settled after 12 months	4,000,000,000	3,000,000,000
UBS AG | Not measured at fair value | Customer deposits | Carrying amount approximates fair value
Fair Value
Financial liabilities measured at fair value	537,600,000,000	521,800,000,000
UBS AG | Not measured at fair value | Customer deposits | Level 1
Fair Value
Financial liabilities measured at fair value	0.0	0.0
UBS AG | Not measured at fair value | Customer deposits | Level 2
Fair Value
Financial liabilities measured at fair value	7,300,000,000	6,200,000,000
UBS AG | Not measured at fair value | Customer deposits | Level 3
Fair Value
Financial liabilities measured at fair value	0.0	0.0
UBS AG | Not measured at fair value | Funding from UBS Group AG and its subsidiaries
Fair Value
Financial liabilities measured at fair value	58,800,000,000	55,600,000,000
Financial liabilities not measured at fair value expected to be recovered or settled after 12 months	53,000,000,000	49,000,000,000
UBS AG | Not measured at fair value | Funding from UBS Group AG and its subsidiaries | Carrying amount approximates fair value
Fair Value
Financial liabilities measured at fair value	2,800,000,000	0.0
UBS AG | Not measured at fair value | Funding from UBS Group AG and its subsidiaries | Level 1
Fair Value
Financial liabilities measured at fair value	0.0	0.0
UBS AG | Not measured at fair value | Funding from UBS Group AG and its subsidiaries | Level 2
Fair Value
Financial liabilities measured at fair value	56,000,000,000.0	55,600,000,000
UBS AG | Not measured at fair value | Funding from UBS Group AG and its subsidiaries | Level 3
Fair Value
Financial liabilities measured at fair value	0.0	0.0
UBS AG | Not measured at fair value | Debt issued measured at amortized cost
Fair Value
Financial liabilities measured at fair value	82,800,000,000	86,300,000,000
Financial liabilities not measured at fair value expected to be recovered or settled after 12 months	31,000,000,000	31,000,000,000
UBS AG | Not measured at fair value | Debt issued measured at amortized cost | Carrying amount approximates fair value
Fair Value
Financial liabilities measured at fair value	13,000,000,000.0	16,400,000,000
UBS AG | Not measured at fair value | Debt issued measured at amortized cost | Level 1
Fair Value
Financial liabilities measured at fair value	0.0	0.0
UBS AG | Not measured at fair value | Debt issued measured at amortized cost | Level 2
Fair Value
Financial liabilities measured at fair value	69,800,000,000	70,000,000,000.0
UBS AG | Not measured at fair value | Debt issued measured at amortized cost | Level 3
Fair Value
Financial liabilities measured at fair value	0.0	0.0
UBS AG | Not measured at fair value | Other financial liabilities measured at amortized cost
Fair Value
Financial liabilities measured at fair value	6,300,000,000	6,700,000,000
Financial liabilities not measured at fair value expected to be recovered or settled after 12 months	3,000,000,000	3,000,000,000
UBS AG | Not measured at fair value | Other financial liabilities measured at amortized cost | Carrying amount approximates fair value
Fair Value
Financial liabilities measured at fair value	6,300,000,000	6,600,000,000
UBS AG | Not measured at fair value | Other financial liabilities measured at amortized cost | Level 1
Fair Value
Financial liabilities measured at fair value	0.0	0.0
UBS AG | Not measured at fair value | Other financial liabilities measured at amortized cost | Level 2
Fair Value
Financial liabilities measured at fair value	0.0	0.0
UBS AG | Not measured at fair value | Other financial liabilities measured at amortized cost | Level 3
Fair Value
Financial liabilities measured at fair value	$ 0.0	$ 100,000,000